Retained Earnings	12 Months Ended
Dec. 31, 2021
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Retained Earnings
27.	Retained Earnings

(1)	Retained earnings as of December 31, 2021 and 2020 are as follows:

(In millions of won)	December 31, 2021		December 31, 2020
Appropriated:
Legal reserve	￦	22,320	22,320
Reserve for business expansion		11,631,138	11,631,138
Reserve for technology development		4,365,300	4,365,300

		15,996,438	15,996,438
Unappropriated		6,418,583	6,963,155

	￦	22,437,341	22,981,913

(2)	Legal reserve
The Korean Commercial Act requires the Parent Company to appropriate as a legal reserve at least 10% of cash dividends paid for each accounting period until the reserve equals 50% of outstanding share capital. The legal reserve may not be utilized for cash dividends, but may only be used to offset a future deficit, if any, or may be transferred to share capital.